                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 16th Floor
                               New York, New York 10281-1008

Randy Legg
Vice President &
   Assistant Counsel

October 3, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Oppenheimer Multi-State Municipal Trust (the "Registrant")
            Reg. No. 33-30198; File No.  811-5867
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent that, with respect to the  Prospectuses  and Statements of Additional  Information
dated September 27, 2006 of the Registrant, on behalf of its series,  Oppenheimer New Jersey
Municipal  Fund,  Oppenheimer  Pennsylvania  Fund,  and Rochester  National  Municipals,  no
changes were made to the Prospectuses and Statements of Additional  Information contained in
Post-Effective  Amendment No. 32 to the  Registrant's  Registration  Statement on Form N-1A,
which was filed  electronically with the Securities and Exchange Commission on September 27,
2006.

                                    Sincerely,

                                    /s/ Randy Legg
                                    ---------------------------------------
                                    Randy Legg
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann